EQUITY - Treasury stocks (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Value of shares
Balance at beginning of year	R$ 31,085,210	R$ 27,173,127	R$ 25,938,571
Exercise of stock options	143,982	9,596	29,411
Balance at end of year	R$ 42,815,649	R$ 31,085,210	R$ 27,173,127
Common shares
Number of shares
Balance at beginning of the year	571,929,945	571,929,945	571,929,945
Balance at end of period	571,929,945	571,929,945	571,929,945
Preferred shares
Number of shares
Balance at beginning of the year	1,129,231,487	1,127,010,827	1,124,233,755
Exercise of long-term incentive plan	4,585,414	2,220,660	2,777,072
Balance at end of period	1,133,816,901	1,129,231,487	1,127,010,827
Treasury Stocks
EQUITY
Average acquisition cost	R$ 12.43	R$ 13.62	R$ 12.72
Value of shares
Balance at beginning of year	R$ (229,309)	R$ (242,542)	R$ (280,426)
Exercise of stock options	76,900	13,233	37,884
Balance at end of year	R$ (152,409)	R$ (229,309)	R$ (242,542)
Treasury Stocks | Common shares
Number of shares
Balance at beginning of the year	1,697,538	1,697,538	1,697,538
Balance at end of period	1,697,538	1,697,538	1,697,538
Value of shares
Balance at beginning of year	R$ 557	R$ 557	R$ 557
Balance at end of year	R$ 557	R$ 557	R$ 557
Treasury Stocks | Preferred shares
Number of shares
Balance at beginning of the year	16,799,758	19,020,418	21,797,490
Exercise of long-term incentive plan	(4,585,414)	(2,220,660)	(2,777,072)
Balance at end of period	12,214,344	16,799,758	19,020,418
Value of shares
Balance at beginning of year	R$ 228,752	R$ 241,985	R$ 279,869
Exercise of stock options	(76,900)	(13,233)	(37,884)
Balance at end of year	R$ 151,852	R$ 228,752	R$ 241,985